                                   FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   ____/____/____ (a)

              or fiscal year ending:   12 / 31 / 02  (b)
                                      --------------

Is this a transition report? (Y/N)     N
                                    -------

Is this an amendment to a previous filing? (Y/N)     N
                                                 ---------

Those items or sub-items with a box "[_]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name:  Separate Account VA P

     B.  File Number: 811- 21192

     C.  Telephone Number: 319-297-8121

2.   A.  Street: 4333 Edgewood Rd NE

     B.  City: Cedar Rapids   C. State: Iowa   D. Zip Code 52499   Zip Ext: 0001

     E.  Foreign Country:                         Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)        Y
                                                                ----------------


4.   Is this the last filing on this form by Registrant? (Y/N)         N
                                                               -----------------


5.   Is Registrant a small business investment company (SBIC)? (Y/N)   N
                                                                     -----------
     [If answer is "Y" (Yes), complete only items 89 through 110.]


6.   Is Registrant a unit investment trust (UIT)? (Y/N)                Y
                                                        ------------------------
     [If answer if "Y" (Yes), complete only items 111 through 132.]


7. A. Is Registrant a series or multiple portfolio company? (Y/N) ___________ [If answer is "N" (No), go to item 8.]


     B. How many separate series or portfolios did Registrant have at the end of the period? _______________________

                                       01

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                                                         If filing more than one
                                                           Page 47, "X" box: [_]

For period ending   12-31-02
                  -----------------

File number 811-    21192
                -------------------

UNIT INVESTMENT TRUSTS

111.   A.  [_]  Depositor Name: Transamerica Life Insurance Company
                                --------------------------------------------------------------------------------------

       B.  [_]  File Number (If any): __________________________________________


       C.  [_]  City: Cedar Rapids           State: Iowa           Zip Code:  52499      Zip Ext.:  0001
                      ----------------------        --------------          ------------          --------

           [_]  Foreign Country: _________________________________ Foreign Postal Code: ______________________________

111.   A.  [_]  Depositor Name: ______________________________________________________________________________________

       B.  [_]  File Number (If any): ____________________________

       C.  [_]  City: ______________________ State: ______________ Zip Code: ____________________ Zip Ext.:________

           [_]  Foreign Country: _________________________________ Foreign Postal Code: ______________________________

112.   A.  [_]  Sponsor Name:     Transamerica Life Insurance Company
                              ----------------------------------------------------------------------------------------

       B.  [_]  File Number (If any): ____________________________

       C.  [_]  City: Cedar Rapids           State:  Iowa          Zip Code:  52499             Zip Ext.: 0001
                      ----------------------       --------------          --------------------          -------------

           [_]  Foreign Country: _________________________________ Foreign Postal Code: ______________________________

112.   A.  [_]  Sponsor Name: ________________________________________________________________________________________

       B.  [_]  File Number (If any): ____________________________

       C.  [_]  City: ______________________ State: ______________ Zip Code: ____________________ Zip Ext.:___________

           [_]  Foreign Country: _________________________________ Foreign Postal Code: ______________________________

                                                         If filing more than one
                                                           Page 48, "X" box: [_]

For period ending   12-31-02
                  --------------------------

File number 811-    21192
                ----------------------------

113.   A.  [_]  Trustee Name:       N/A
                              -------------------------------------------------------------------------------------

       B.  [_]  City: ______________________ State: ______________ Zip Code: ____________________ Zip Ext.:________

           [_]  Foreign Country: _________________________________ Foreign Postal Code: ___________________________

113.   A.  [_]  Trustee Name: _____________________________________________________________________________________

       B.  [_]  City: ______________________ State: ______________ Zip Code: ____________________ Zip Ext.:________

           [_]  Foreign Country: _________________________________ Foreign Postal Code: ___________________________

114.   A.  [_]  Principal Underwriter Name: AFSG Securities Corporation
                                            -----------------------------------------------------------------------

       B.  [_]  File Number 8- 36562
                               -----------------------------------

       C.  [_]  City: Cedar Rapids           State: Iowa           Zip Code: 52499                Zip Ext.:0001
                      ----------------------        --------------           --------------------          --------

           [_]  Foreign Country: _________________________________ Foreign Postal Code: ___________________________

114.   A.  [_]  Principal Underwriter Name:________________________________________________________________________

       B.  [_]  File Number 8-____________________________________

       C.  [_]  City:_______________________ State:_______________ Zip Code:_____________________ Zip Ext.:________

           [_]  Foreign Country: _________________________________ Foreign Postal Code: ___________________________

115.   A.  [_]  Independent Public Accountant Name:    Ernst & Young LLP
                                                    ---------------------------------------------------------------

       B.  [_]  City: Des Moines             State:    Iowa        Zip Code:  50309               Zip Ext.:
                      ----------------------        --------------           --------------------          ________

           [_]  Foreign Country: _________________________________ Foreign Postal Code: ___________________________

115.   A.  [_]  Independent Public Accountant Name: _______________________________________________________________

       B.  [_]  City: ______________________ State: ______________ Zip Code: ____________________ Zip Ext.:________

           [_]  Foreign Country: _________________________________ Foreign Postal Code: ___________________________

                                                         If filing more than one
                                                           Page 49, "X" box: [_]

For period ending    12/31/02
                  --------------------------

File number 811-     21192
                ----------------------------

116.   Family of investment companies information:

       A.  [_]  Is Registrant part of a family of investment companies?
                                                                            N
                (Y/N) ----------------------------------------------------------
                                                                            Y/N

       B. [_] Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __ (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.   A.  [_]  Is Registrant a separate account of an insurance company?
                (Y/N)                                                       Y
                      ----------------------------------------------------------
                                                                            Y/N

       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

       B.  [_]  Variable annuity contracts? (Y/N)                           Y
                                                  ------------------------------
                                                                            Y/N

       C.  [_]  Scheduled premium variable life contracts? (Y/N)            N
                                                                 ---------------
                                                                            Y/N

       D.  [_]  Flexible premium variable life contracts? (Y/N)             N
                                                                ----------------
                                                                            Y/N

       E.  [_]  Other types of insurance products registered under the
                Securities Act of 1933? (Y/N)                               N
                                              ----------------------------------
                                                                            Y/N

118.   [_] State the number of series existing at the end of the period that had securities registered under the Securities Act of
           1933                                                             1
               -----------------------------------------------------------------

119.   [_] State the number of new series for which registration
           statements under the Securities Act of 1933 became
           effective during the period                                      1
                                      ------------------------------------------

120.   [_] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's
           omitted)                                                         $19
                   -------------------------------------------------------------


121.   [_] State the number of series for which a current prospectus
           was in existence at the end of the period.                       1
                                                     ---------------------------


122.   [_] State the number of existing series for which additional units were registered under the Securities Act of 1933 during
           the current period                                               1
                              --------------------------------------------------

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                                                         If filing more than one
                                                           Page 50, "X" box: [_]

For period ending    12/31/02
                  --------------------------

File number 811-     21192
                ----------------------------

123.   [_] State the total value of the additional units considered
           in answering item 122 ($000's) omitted.                      $1,053
                                                  ------------------------------

124.   [_] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
           current period (the value of these units is to be
           measured on the date they were placed in the subsequent
           series) ($000's omitted)                                     $
                                   ---------------------------------------------

125.   [_] State the total dollar amount of sales loads collected
           (before reallowances to other brokers or dealers) by
           Registrant's principal underwriter and any underwriter
           which is an affiliated person of the principal underwriter during the current period solely from the sale of units
           of all series of Registrant ($000's omitted)                 $
                                                       -------------------------

126.   [_] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
           operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
           portfolio of a subsequent series.) ($000's omitted)          $
                                                              ------------------

127.   [_] List opposite the appropriate description below the
           number of series whose portfolios are invested primarily
           (based upon a percentage of NAV) in each type of security
           shown, the aggregate total assets at market value as of
           the date at or near the end of the current period of each
           such group of series and the total income distributions
           made by each such group of series during the current
           period (excluding distributions of realized gains, if any):  $
                                                                       ---------

                                                                           Total Assets
                                                               Number        ($000's           Total Income
                                                             of Series       -------           Distributions
                                                             Investing       omitted)        ($000's omitted)
                                                             ---------       --------        ----------------
A.  U.S. Treasury direct issue                               __________   $____________      $_______________

B.  U.S. Government agency                                   __________   $____________      $_______________

C.  State and municipal tax-free                             __________   $____________      $_______________

D.  Public utility debt                                      __________   $____________      $_______________

E.  Brokers or dealers debt or
    debt of brokers' or dealers' parent                      __________   $____________      $_______________

F.  All other corporate intermed. & long-term debt           __________   $____________      $_______________

G.  All other corporate short-term debt                      __________   $____________      $_______________

H.  Equity securities of brokers or dealers
    or parents of brokers or dealers                         __________   $____________      $_______________

I.  Investment company equity securities                         1        $   1,050          $    0
                                                             ----------    ------------       ---------------

J.  All other equity securities                              __________   $____________      $_______________

K.  Other securities                                         __________   $____________      $_______________

L.  Total assets of all series of registrant                     1        $   1,050          $    0
                                                             ----------    ------------       ---------------

                                                         If filing more than one
                                                           Page 51, "X" box: [_]

For period ending    12/31/02
                  --------------------------

File number 811-     21192
                ----------------------------

128.   [_] Is the timely payment of principal and interest on
           any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) _______________________________________________________
                                                                           Y/N

           [If answer is "N" (No), go to item 131.]

129.   [_] Is the issuer of any instrument covered in item 128
           delinquent or in default as to payment of principal
           or interest at the end of the current period? (Y/N)
                                                              __________________
                                                                           Y/N

           [If answer is "N" (No), go to item 131.]

130.   [_] In computations of NAV or offering price per unit,
           is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)____________________________________________________
                                                                           Y/N

131.   [_] Total expenses incurred by all series of Registrant
           during the current reporting period ($000's omitted)          $ 0
                                                               -----------------

132.   [_] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

           811-           811-          811-          811-          811-

           811-           811-          811-          811-          811-

           811-           811-          811-          811-          811-

           811-           811-          811-          811-          811-

           811-           811-          811-          811-          811-

           811-           811-          811-          811-          811-

           811-           811-          811-          811-          811-

           811-           811-          811-          811-          811-

           811-           811-          811-          811-          811-

FORM N-SAR - SEPARATE ACCOUNT VA P,
A SEPARATE ACCOUNT OF TRANSAMERICA LIFE INSURANCE COMPANY
FILE NO. 811- 21192

This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa on the 24th day of February, 2003.

                                        TRANSAMERICA LIFE INSURANCE COMPANY

                                        By:  /s/ Ronald L. Ziegler
                                             ----------------------------------
                                             Ronald L. Ziegler
                                             Actuary

Witness:


/s/Frank A. Camp
----------------------------------------
Frank A. Camp
Division General Counsel
Financial Markets Group
Transamerica Life Insurance Company